Purchase option	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Purchase option [Abstract]
Purchase option

5. Purchase option

The Company issued to the underwriter, for $100, an option to purchase up to a total of 200,000 units (the "Purchase Option"). The units issuable upon exercise of this Purchase Option are identical to those offered in the Offering. This Purchase Option is exercisable at $12.50 per unit, and may be exercised on a cashless basis, in whole or in part, during the four year period from the date of the Offering commencing on the later of the commencement of a Business Combination or the one year anniversary of the date of the Offering. The Purchase Option and the 200,000 units, the 200,000 ordinary shares and the 200,000 warrants underlying such units, and the 200,000 ordinary shares underlying such warrants, have been deemed compensation by the Financial Industry Regulatory Authority ("FINRA") and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the Purchase Option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the Offering except to any underwriter and selected dealer participating in the Offering and their bona fide officers or partners. Although the Purchase Option and its underlying securities were registered under the Offering, the Purchase Option grants to holders demand and "piggy back" rights for a period of five and seven years, respectively, from the date of the initial public offering with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Purchase Option. The Company assumed all fees and expenses attendant to registering the securities, other than underwriting commissions which were be paid by the holders themselves. The Company will have no obligation to net cash settle the exercise of the Purchase Option or the warrants underlying the Purchase Option. The holder of the Purchase Option will not be entitled to exercise the Purchase Option or the warrants underlying the Purchase Option unless a registration statement covering the securities underlying the Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Purchase Option or underlying warrants, the Purchase Option or warrants, as applicable, will expire worthless.

5. Purchase option

The Company issued to the underwriter, for $100, an option to purchase up to a total of 200,000 units (the "Purchase Option"). The units issuable upon exercise of this Purchase Option are identical to those offered in the Offering. This Purchase Option is exercisable at $12.50 per unit, and may be exercised on a cashless basis, in whole or in part, during the four year period from the date of the Offering commencing on the later of the commencement of a Business Combination or the one year anniversary of the date of the Offering. The Purchase Option and the 200,000 units, the 200,000 ordinary shares and the 200,000 warrants underlying such units, and the 200,000 ordinary shares underlying such warrants, have been deemed compensation by the Financial Industry Regulatory Authority ("FINRA") and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the Purchase Option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the Offering except to any underwriter and selected dealer participating in the Offering and their bona fide officers or partners. Although the Purchase Option and its underlying securities were registered under the Offering, the Purchase Option grants to holders demand and "piggy back" rights for a period of five and seven years, respectively, from the date of the initial public offering with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Purchase Option. The Company assumed all fees and expenses attendant to registering the securities, other than underwriting commissions which were be paid by the holders themselves. The Company will have no obligation to net cash settle the exercise of the Purchase Option or the warrants underlying the Purchase Option. The holder of the Purchase Option will not be entitled to exercise the Purchase Option or the warrants underlying the Purchase Option unless a registration statement covering the securities underlying the Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Purchase Option or underlying warrants, the Purchase Option or warrants, as applicable, will expire worthless.

The Company accounted for the fair value of the unit Purchase Option, net of the receipt of the $100 cash payment, as an expense of our initial public offering resulting in a direct charge to additional paid in capital. The Company estimates the fair value of this unit Purchase Option using a Black-Scholes option pricing model. The Company estimated that the Purchase Options had no value at December 31, 2011 and December 31, 2010.

The fair value of the unit Purchase Options granted to the underwriters was estimated as of December 31, 2011 and December 31, 2010 using the following assumptions: (1) expected volatility of 3.64% and 2.51%, (2) risk-free interest rate of 1.52% and 2.01%, and (3) expected life of 3.79 years and 4.79 years respectively. The unit Purchase Option may be exercised for cash or on a "cashless" basis, at the holder's option (except in the case of a forced cashless exercise upon the Company's redemption of the warrants, as described above), such that the holder may use the appreciated value of the unit Purchase Option (the difference between the exercise prices of the unit Purchase Option and the underlying warrants and the market price of the units and the underlying ordinary shares) to exercise the unit Purchase Option without the payment of cash.